Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Fair Value Measurements for Items
The following table presents a summary of fair value measurements for financial instruments as of September 30, 2021, and December 31, 2020, respectively:

September 30, 2021	Level 1	Level 2	Level 3	Total fair value
	(in thousands)
U.S. government and government agencies	$—	$167,325	$—	$167,325
Total assets at fair value	$—	$167,325	$—	$167,325

December 31, 2020	Level 1	Level 2	Level 3	Total fair value
	(in thousands)
U.S. government and government agencies	$—	$53,963	$—	$53,963
Total assets at fair value	$—	$53,963	$—	$53,963
Derivative liabilities	$—	$—	$44,810	$44,810
Warrants payable	—	—	97,782	97,782
Total liabilities at fair value	$—	$—	$142,592	$142,592

The following table presents a summary of fair value measurements for items that are measured at fair value on a recurring basis as of December 31,2020 and 2019, respectively:

December 31, 2020	Level 1	Level 2	Level 3	Total fair value
	(in thousands)
U.S. government and government agencies	$—	$53,963	$—	$53,963
Total assets at fair value	$—	$53,963	$—	$53,963
Derivative liabilities	—	—	44,810	44,810
Warrants payable	—	—	97,782	97,782
Total liabilities at fair value	$—	$—	$142,592	$142,592

December 31, 2019	Level 1	Level 2	Level 3	Total fair value
	(in thousands)
U.S. government and government agencies	$—	$56,428	$—	$56,428
Total assets at fair value	$—	$56,428	$—	$56,428
Derivative liabilities	—	—	138,561	138,561
Warrants payable	—	—	17,672	17,672
Total liabilities at fair value	$—	$—	$156,233	$156,233

Schedule of Significant Unobservable Inputs Used in Black-Scholes Model to Measure Warrants Payable
The significant unobservable inputs used in the Black-Scholes model to measure the warrants payable that are categorized within Level 3 of the fair value hierarchy, as of the year ended December 31, 2020, are as follows:

December 31, 2020	Preferred stock purchase warrants	Common stock purchase warrants
Beginning stock price	N/A	$30.14
Strike price	N/A	1.04
Expected volatility	N/A	56.0%
Expected term	N/A	0.02 years
Risk-free interest rate	N/A	0.09%
Discount factor	N/A	13.0
The significant unobservable inputs used in the Black-Scholes model to measure the convertible securities and derivative liabilities as of December 31, 2019, are as follows (the stock price and strike price are presented in thousands):

December 31, 2019	Convertible securities	Derivative liabilities
Beginning stock price (total value)	$305,132 - $357,802	$305,132 - $357,802
Strike price (total value)	$462,012 - $531,315	$462,012 - $965,184
Expected volatility	45% - 49%	45% - 49%
Expected term	2-3 years	2-3 years
Risk-free interest rate	1.58% -1.62%	1.58% - 1.62%
Discount factor	15%	15%
The significant unobservable inputs used in the Black-Scholes model to measure the warrants payable that are categorized within Level 3 of the fair value hierarchy, as of the years ended December 31, 2020 and 2019, respectively, are as follows:

December 31, 2020	Preferred stock purchase warrants	Common stock purchase warrants
Beginning stock price	N/A	$30.14
Strike price	N/A	1.04
Expected volatility	N/A	56.0%
Expected term	N/A	0.02 years
Risk-free interest rate	N/A	0.09%
Discount factor	N/A	13%

December 31, 2019	Preferred stock purchase warrants	Common stock purchase warrants
Beginning stock price	$10.27	$7.19
Strike price	17.27	1.04
Expected volatility	45% - 49%	81.1% - 84.6%
Expected term	2 -3 years	2-3 years
Risk-free interest rate	1.58% - 1.62%	1.58% - 1.62%
Discount factor	15%	15%

Schedule of Changes in Balances of Level 3 Financial Liabilities	The changes in balances of Level 3 financial liabilities during the three months ended September 30, 2020, and the nine months ended September 30, 2021 and 2020, respectively, are as follows:

	Convertible securities	Derivative liabilities	Warrants payable	Total
	(in thousands)
Balance, June 30, 2020	$285,166	$119,167	$29,424	$433,757
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Total realized losses (gains)	95,477	(68,081)	19,978	47,374
Balance, September 30, 2020	$380,643	$51,086	$49,402	$481,131

	Convertible securities	Derivative liabilities	Warrants payable	Total
(in thousands)
Balance, December 31, 2020	$949,553	$44,810	$97,782	$1,092,145
Issuances	—	—	—	—
Settlements	(949,553)	(44,810)	(97,782)	(1,092,145)
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Total realized losses (gains)	—	—	—	—
Balance, September 30, 2021	$—	$—	$—	$—

	Convertible securities	Derivative liabilities	Warrants payable	Total
	(in thousands)
Balance, December 31, 2019	$251,885	$138,561	$17,672	$408,118
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Total realized losses (gains)	128,758	(87,475)	31,730	73,013
Balance, September 30, 2020	$380,643	$51,086	$49,402	$481,131

The changes in balances of Level 3 financial liabilities during 2020 and 2019, respectively, were as follows:

December 31, 2020	Convertible securities	Derivative liabilities	Warrants payable	Total
	(in thousands)
Beginning balance	$251,885	$138,561	$17,672	$408,118
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Total recognized losses (gains)	697,668	(93,751)	80,110	684,027
Ending balance	$949,553	$44,810	$97,782	$1,092,145

December 31, 2019	Convertible securities	Derivative liabilities	Warrants payable	Total
	(in thousands)
Beginning balance	$—	$—	$14,836	$14,836
Issuances	237,362	—	—	237,362
Settlements	—	—	—	—
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Total recognized losses (gains)	14,523	138,561	2,836	155,920
Ending balance	$251,885	$138,561	$17,672	$408,118

Schedule of Changes in Fair Value of Warrants Payable
The following table presents the changes in the fair value of warrants payable:

September 30, 2021	Public and Private Placement Warrants
(in thousands)
Initial measurement, January 7, 2021	$147,582
Mark-to-market adjustment	(66,214)
Warrants exercised	(81,283)
Warrants redeemed	(85)
Warrants payable balance, September 30, 2021	$—